ABIGAIL J. MURRAY 312-609-7796 amurray@vedderprice.com

January 13, 2012

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Multistate Trust I (the “Registrant”)
File Nos. 811-07747; 333-178401

To The Commission:

In accordance with Rule 497(b) under the Securities Act of 1933, as amended, we hereby file the Proxy Statement/Prospectus and Statement of Additional Information relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Colorado Tax Free Fund, a series of Nuveen Investment Funds, Inc., into Nuveen Colorado Municipal Bond Fund, a series of the Registrant.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7796.

Very truly yours,

/s/ Abigail J. Murray

Abigail J. Murray

AJM/mjm

Enclosures